Research and Development Agreements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Fovea Pharmaceuticals SA [Member]	Dec. 31, 2012 Fovea Pharmaceuticals SA [Member]	Dec. 31, 2011 Fovea Pharmaceuticals SA [Member]	Dec. 31, 2013 Fovea Pharmaceuticals SA [Member] Collaborative Arrangement [Member]	Dec. 31, 2013 Fovea Pharmaceuticals SA [Member] Clinical Development Milestones [Member]	Dec. 31, 2013 Fovea Pharmaceuticals SA [Member] Regulatory Milestones [Member]	Dec. 31, 2013 Fovea Pharmaceuticals SA [Member] FDA Approval Milestones [Member]	May 31, 2012 Novartis [Member]	Dec. 31, 2013 Novartis [Member] Extension	Dec. 31, 2012 Novartis [Member]	Dec. 31, 2011 Novartis [Member]	Dec. 31, 2013 Novartis [Member] Collaborative Arrangement [Member]	Dec. 31, 2013 Novartis [Member] Clinical Development Milestones [Member]	Dec. 31, 2013 Novartis [Member] Regulatory Milestones [Member]	Dec. 31, 2013 Novartis [Member] Commercial Milestones [Member]	Mar. 31, 2010 Mallinckrodt Inc. [Member]	Jun. 30, 2009 Mallinckrodt Inc. [Member]	Dec. 31, 2013 Mallinckrodt Inc. [Member]	Dec. 31, 2012 Mallinckrodt Inc. [Member]	Dec. 31, 2011 Mallinckrodt Inc. [Member]	Jan. 31, 2010 Amgen Inc [Member]	Dec. 31, 2013 Amgen Inc [Member]	Dec. 31, 2012 Amgen Inc [Member]	Dec. 31, 2011 Amgen Inc [Member]	Dec. 31, 2013 USAMRIID [Member]	Dec. 31, 2012 USAMRIID [Member]	Dec. 31, 2011 USAMRIID [Member]	Dec. 31, 2013 USAMRIID [Member] Research and Development Arrangement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Total revenue recognized													32.80%	31.90%	32.60%							45.20%	42.00%	35.00%
Up front payment received as part of the Asset Purchase Agreement																					$ 15,000
Milestone payment					0	0	0	39,000	3,000	21,000	15,000		0	0	0	58,000	5,000	23,000	30,000	40,000						1,000
Royalty revenue recognized	1,432	6,661	5,220	2,521																		6,661	5,220	2,521
Royalty payments received																						6,120	4,593	2,058
Exchange payment		7,200																				7,200
Clinical development and regulatory activities expense																						16,000
Billed and received related to the development and transition services agreement					1,500								4,833	4,000	2,667							8,763
Development and transition services agreement expired																						2011-11
Revenue related to development and transition services																							56	340
Received payments related to development and transition services totaling																							100	371
Initial payment received for collaboration agreement received													4,000
Funded research payments under collaboration agreement													3,000
Initial term period for research program under collaboration agreement													2 years
Number of additional extension periods													3
Research program additional extended period												1 year																	1 year
Software License Term													5 years													1 year
Collaborative Arrangement Extension Date of Research Program													May 01, 2013
Collaboration agreement termination date													Oct. 31, 2014
Extended period of software license													1 year
Collaborative Arrangement Extension Date of Software License													Apr. 30, 2013
Collaboration agreement termination notice period on unremedied material breach													90 days
Collaboration agreement termination notice period on bankruptcy													30 days
Collaboration agreement termination notice period on change in control or liquidation													60 days
Payments related to the research and license agreement totaling													2,190	3,400
Unbilled receivables totaling													263	450															19	59
Proceeds under research collaboration agreement																									750
Research and development collaboration agreement revenue follow up rate																										300
Reimbursement and software license fees																										2,855
Revenue related to agreements																										1,183	285	347	596	453	560
Payment received on collaboration agreement																										1,349	153	378
Funding receivable from cooperative research and development agreement																													1,387
Funding received from cooperative research and development agreement																													1,364
Amount of funding the Company is eligible to receive																													1,056
Funding from agreement																													1,056
Revenue receivable, First year																													353
Revenue receivable, Second year																													382
Termination date of agreement																																Feb. 28, 2014
Additional funding received from cooperative research and development agreement																													458
Received payments related to the research and development agreement																													557	443	638
Revenue from other research agreements		1,458	2,536	1,749
Payments related to other research agreements		$ 1,923	$ 1,870	$ 1,770